CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 154,313	$ 135,817	$ 654,916
Expenses
Advertising and promotion	36,061	36,479	19,877
Amortization	31,662	23,306	24,085
Consulting fees (Notes 7 and 8)	106,537	320,203	183,652
Filing fees	24,611	11,947	14,694
Foreign exchange (gain) loss	(113,327)	39,912	140,015
Interest and bank charges	6,870	6,349	5,536
Inventory costs	60,266	62,631	383,282
Management fees (Note 7)	21,225	23,103	41,514
Office and administrative	70,359	83,454	106,485
Professional fees	74,766	38,664	30,899
Rent	85,331	116,522	127,070
Salaries, wages and benefits (Note 7)	383,741	469,851	568,310
Travel	14,981	7,370	13,395
Total Expenses	803,083	1,239,791	1,658,814
Operating Loss	(648,770)	(1,103,974)	(1,003,898)
Other Income
Interest income	88	72	162
Gain on disposal of equipment	26,067
Reversal of accrued dividends payable (Note 9)			734,228
Net Loss For The Year	$ (622,615)	$ (1,103,902)	$ (269,508)
Basic And Diluted Loss Per Common Share (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.00)
Weighted Average Number Of Common Shares Outstanding (in shares)	71,128,456	71,128,456	71,128,456